Equipment, net	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Equipment, net

7. Equipment, net

Equipment, net consisted of the following:

	As of June 30, 2025	As of March 31, 2026
Equipment	$29,944	$29,198
Total	29,944	29,198
Less: accumulated depreciation	(10,344)	(14,792)
Net carrying amount	$19,600	$14,406

Depreciation expenses for the three months ended March 31, 2025 and 2026 were $1,601 and $1,565, respectively.

Depreciation expenses for the nine months ended March 31, 2025 and 2026 were $4,633 and $5,194 respectively.

7. Equipment, net

Equipment, net consisted of the following:

	As of June 30,
	2024	2025
Equipment	$27,806	$29,944
Total	27,806	29,944
Less: accumulated depreciation	(4,110)	(10,344)
Net carrying amount	$23,696	$19,600

Depreciation expenses for the years ended June 30, 2024 and 2025 were $4,110 and $6,234, respectively.